Symetra DFA International CORE Equity Fund (Prospectus Summary) | Symetra DFA International CORE Equity Fund
Symetra DFA International CORE Equity Fund
Investment Objective
The Symetra DFA International CORE Equity Fund (the "International Fund" or the "Fund") seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra DFA International CORE Equity Fund
Management Fees		0.60%
Other Expenses	[1]	1.31%
Acquired Fund Fees and Expenses	[1]	0.19%
Total Annual Fund Operating Expenses		2.10%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.22%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.88%
[1]	Other expenses and acquired fund fees and expenses ("AFFE") are each based on estimated amounts for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, AFFE, and extraordinary expenses) to 0.14% of the average daily net assets of the International CORE Equity Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the
International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra DFA International CORE Equity Fund	90	540

Portfolio Turnover
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
Under normal market conditions, the International Fund pursues its objective by investing at least 80% of its net assets in equity securities or in other investment companies advised by the sub-adviser that invest in equity securities
(the "Underlying Funds"). The Fund invests in a broad and diverse group of equity securities of foreign issuers, associated with developed markets, as determined by the Sub-Adviser ("International Universe"), with an emphasis on value stocks and small capitalization securities relative to the International
Universe. Although the Fund invests in securities of companies in all market sectors and capitalization ranges, it usually is underweighted in the largest growth companies relative to the International Universe. (For this purpose, a growth company is generally one that has a low book value relative to the market capitalization of its stock, whereas a value company is generally one that has a high book value relative to the market capitalization of its stock. The
Sub-Adviser also may characterize a company as growth or value using other measures such as price-to-cash flow or price-to-earnings ratios, or other factors such as economic conditions or developments in the issuer's industry.) The Fund's increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund's assets to the largest U.S.
growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. Under normal market conditions, the Fund, either directly or through the Underlying Funds, maintains at least 40% of its assets in securities of issuers representing three or more foreign countries.

In order to achieve greater diversification of investments than the Fund could otherwise achieve given its size, the International Fund may invest anywhere between 0% and 40% of its assets in Underlying Funds. The International Fund may invest in Underlying Funds that invest in a broad and diverse group of equity securities of foreign issuers, with an emphasis on value stocks and small capitalization securities. Initially, the International Fund expects to invest in international equity Underlying Funds that purchase a broad portfolio of stocks of companies in developed markets of all market capitalization sizes with an emphasis on small and value companies.

The International Fund may take long positions in futures contracts on stock indices and options on such futures contracts, as well as swap agreements and other derivatives in order to obtain market exposure for cash and cash equivalents in its portfolio, but otherwise will not invest in derivatives. The
Fund may lend securities it holds to generate additional income.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the
International Fund. The following additional risks could affect the value of your investment:

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Fund or an Underlying Fund
   uses derivatives, the Fund will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund or an
   Underlying Fund could lose more than the principal amount invested.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of securities of foreign issuers traded in foreign currencies (and any dividends and interest earned) held by the
   International Fund or an Underlying Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the
   U.S. dollar relative to these other currencies will adversely affect the Fund
   (this is known as Foreign Currency Risk). The Fund does not hedge foreign currency risk. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

·  Management Risk. The International Fund and the Underlying Funds are subject to management risk because they are actively managed portfolios. The portfolio managers' management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the International Fund or an Underlying Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

·  New Fund Risk. The International Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Other Investment Companies Risk. The investment performance of the
   International Fund will be affected by the investment performance of the
   Underlying Funds in which the International Fund invests. The ability of the
   International Fund to achieve its investment objective will depend in part on the ability of the Underlying Funds to meet their investment objectives and on the Sub-Adviser's decisions regarding the portion of the International Fund's assets that are allocated to the Underlying Funds. The International Fund may
   allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the International Fund or any Underlying Fund will be achieved.

·  Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Fund or an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Fund or an Underlying
   Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

·  Smaller Capitalization Companies Risk. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments. The stocks of smaller capitalization companies tend to be less liquid and have less trading volume than stocks of larger capitalization companies and this could make it difficult to sell securities of smaller capitalization companies at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

·  Value Investing Risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the
   International Fund or an Underlying Fund to at times underperform equity funds that use other investment strategies.
Performance
When the International Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.